Major Customers	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Major Customers
18.	Major Customers
Sales to two customers accounted for approximately 21% and 11%, respectively, of the Company’s sales in 2011 (36% and 9% in 2010).